Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Schedule of contractual commitments

	December 31, 2022
	(USD in thousands)
	Contractual
	cash flows	<1 year	1 – 2 years	2 – 5 years	>5 years	Total

	(USD in thousands)
Purchase obligations	—	$598	$56	$904	$—	$1,558
Total	—	$598	$56	$904	$—	$1,558

	December 31, 2021
	(USD in thousands)
	Contractual
	cash flows	<1 year	1 – 2 years	2 – 5 years	>5 years	Total

	(USD in thousands)
Purchase obligations	—	$72	$72	$—	$—	$72
Total	—	$72	$72	$—	$—	$72